13. Stock Compensation (Details - Grant activity) - Common Stock Grants [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Common stock grants, beginning balance	412,501	1,802,667
Common stock grants, awards	794,166	41,800
Common stock grants, forfeiture/cancelled	(200,000)	(70,000)
Common stock grants, vested	(253,333)	(1,361,966)
Common stock grants, ending balance	753,334	412,501